Employee benefits	12 Months Ended
Dec. 31, 2012
Employee benefits
Employee benefits

Note 17—Employee benefits

        The Company operates defined benefit and defined contribution pension plans and termination indemnity plans, in accordance with local regulations and practices. These plans cover a large portion of the Company's employees and provide benefits to employees in the event of death, disability, retirement, or termination of employment. Certain of these plans are multi-employer plans. The Company also operates other postretirement benefit plans including postretirement healthcare benefits, and other employee-related benefits for active employees including long-service award plans. The measurement date used for the Company's employee benefit plans is December 31. The funding policies of the Company's plans are consistent with the local government and tax requirements. The Company also has several pension plans that are not required to be funded pursuant to local government and tax requirements.

        The Company recognizes in its Consolidated Balance Sheets the funded status of its defined benefit pension plans, postretirement plans, and other employee-related benefits measured as the difference between the fair value of the plan assets and the benefit obligation.

Obligations and funded status of the plans

        The change in benefit obligation, change in fair value of plan assets, and funded status recognized in the Consolidated Balance Sheets were as follows:

	2012	2011	2012	2011
($ in millions)	Defined pension benefits		Other postretirement benefits
Benefit obligation at January 1,	9,817	9,337	260	214
Service cost	221	242	1	2
Interest cost	396	402	11	12
Contributions by plan participants	77	76	—	—
Benefit payments	(559)	(549)	(15)	(16)
Benefit obligations of businesses acquired	684	20	17	39
Actuarial loss	1,124	472	2	9
Plan amendments and other	(12)	5	4	—
Exchange rate differences	315	(188)	1	—

Benefit obligation at December 31,	12,063	9,817	281	260

Fair value of plan assets at January 1,	8,867	9,010	—	—
Actual return on plan assets	839	155	—	—
Contributions by employer	347	305	15	16
Contributions by plan participants	77	76	—	—
Benefit payments	(559)	(549)	(15)	(16)
Plan assets of businesses acquired	482	18	—	—
Plan amendments and other	(44)	(6)	—	—
Exchange rate differences	273	(142)	—	—

Fair value of plan assets at December 31,	10,282	8,867	—	—

Funded status—underfunded	1,781	950	281	260

        The amounts recognized in "Accumulated other comprehensive loss" and "Noncontrolling interests" were:

	December 31,
	2012	2011	2010	2012	2011	2010
($ in millions)	Defined pension benefits			Other postretirement benefits
Transition liability	—	—	—	—	—	(1)
Net actuarial loss	(2,574)	(1,826)	(1,135)	(69)	(71)	(65)
Prior service cost	(32)	(34)	(43)	33	42	51

Amount recognized in OCI(1) and NCI(2)	(2,606)	(1,860)	(1,178)	(36)	(29)	(15)
Taxes associated with amount recognized in OCI(1) and NCI(2)	631	415	270	—	—	—

Amount recognized in OCI(1) and NCI(2), net of tax(3)	(1,975)	(1,445)	(908)	(36)	(29)	(15)

(1)
OCI represents "Accumulated other comprehensive loss".

(2)
NCI represents "Noncontrolling interests".

(3)
NCI, net of tax, amounted to $(7) million, $(2) million and $(5) million at December 31, 2012, 2011 and 2010, respectively.

        In addition, the following amounts were recognized in the Company's Consolidated Balance Sheets:

	December 31,
	2012	2011	2012	2011
($ in millions)	Defined pension benefits		Other postretirement benefits
Overfunded plans	(49)	(138)	—	—
Underfunded plans—current	27	25	20	18
Underfunded plans—non-current	1,803	1,063	261	242

Funded status	1,781	950	281	260

	December 31,
($ in millions)	2012	2011
Non-current assets
Overfunded pension plans	(49)	(138)
Other employee-related benefits	(22)	(1)

Prepaid pension and other employee benefits	(71)	(139)

	December 31,
($ in millions)	2012	2011
Current liabilities
Underfunded pension plans	27	25
Underfunded other postretirement benefit plans	20	18
Other employee-related benefits	117	33

Pension and other employee benefits (Note 13)	164	76

	December 31,
($ in millions)	2012	2011
Non-current liabilities
Underfunded pension plans	1,803	1,063
Underfunded other postretirement benefit plans	261	242
Other employee-related benefits	226	182

Pension and other employee benefits	2,290	1,487

        The funded status, calculated by the projected benefit obligation (PBO) and fair value of plan assets, for pension plans with a PBO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of PBO (overfunded), respectively, was:

	December 31,
	2012			2011
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	11,378	9,548	1,830	7,353	6,265	1,088
Assets exceed PBO	685	734	(49)	2,464	2,602	(138)

Total	12,063	10,282	1,781	9,817	8,867	950

        The accumulated benefit obligation (ABO) for all defined benefit pension plans was $11,668 million and $9,512 million at December 31, 2012 and 2011, respectively. The funded status, calculated by the ABO and fair value of plan assets for pension plans with ABO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of ABO (overfunded), respectively, was:

	December 31,
	2012			2011
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	10,700	9,237	1,463	5,747	4,839	908
Assets exceed ABO	968	1,045	(77)	3,765	4,028	(263)

Total	11,668	10,282	1,386	9,512	8,867	645

        All of the Company's other postretirement benefit plans are unfunded.

Components of net periodic benefit cost

        Net periodic benefit cost consisted of the following:

	2012	2011	2010	2012	2011	2010
($ in millions)	Defined pension benefits			Other postretirement benefits
Service cost	221	242	210	1	2	2
Interest cost	396	402	389	11	12	12
Expected return on plan assets	(494)	(507)	(422)	—	—	—
Amortization of transition liability	—	—	—	—	1	1
Amortization of prior service cost / (credit)	42	44	26	(9)	(9)	(9)
Amortization of net actuarial loss	98	52	71	4	3	5
Curtailments, settlements and special termination benefits	2	3	8	—	—	—

Net periodic benefit cost	265	236	282	7	9	11

        The net actuarial loss and prior service cost for defined pension benefits estimated to be amortized from "Accumulated other comprehensive loss" into net periodic benefit cost in 2013 is $126 million and $34 million, respectively.

        The net actuarial loss and prior service (credit) for other postretirement benefits estimated to be amortized from "Accumulated other comprehensive loss" into net periodic benefit cost in 2013 is $4 million and $(9) million, respectively.

Assumptions

        The following weighted-average assumptions were used to determine benefit obligations:

	December 31,
	2012	2011	2012	2011
(in %)	Defined pension benefits		Other postretirement benefits
Discount rate	3.22	3.91	3.35	4.07
Rate of compensation increase	1.71	1.62	—	—
Pension increase assumption	1.04	0.97	—	—

        The discount rate assumptions are based upon AA-rated corporate bonds. In those countries with sufficient liquidity in corporate bonds, the Company used the current market long-term corporate bond rates and matched the bond duration with the average duration of the pension liabilities. In those countries where the liquidity of the AA-rated corporate bonds was deemed to be insufficient, the Company determined the discount rate by adding the credit spread derived from an AA corporate bond index in another relevant liquid market, as adjusted for interest rate differentials, to the domestic government bond curve or interest rate swap curve.

        The following weighted-average assumptions were used to determine the "Net periodic benefit cost":

	2012	2011	2010	2012	2011	2010
(in %)	Defined pension benefits			Other postretirement benefits
Discount rate	3.91	4.29	4.66	4.07	5.03	5.54
Expected long-term rate of return on plan assets	5.38	5.45	5.44	—	—	—
Rate of compensation increase	1.62	2.05	2.13	—	—	—

        The "Expected long-term rate of return on plan assets" is derived for each benefit plan by considering the expected future long-term return assumption for each individual asset class. A single long-term return assumption is then derived for each plan based upon the plan's current and target asset allocation.

        The Company maintains other postretirement benefit plans, which are generally contributory with participants' contributions adjusted annually. The assumptions used were:

	December 31,
	2012	2011
Health care cost trend rate assumed for next year	8.60%	8.84%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028

        A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2012:

	1-percentage-point
($ in millions)	Increase	Decrease
Effect on total of service and interest cost	1	(1)
Effect on postretirement benefit obligation	22	(19)

Plan assets

        The Company has pension plans in various countries with the majority of the Company's pension liabilities deriving from a limited number of these countries. The pension plans' structures reflect local regulatory environments and market practices.

        The pension plans are typically funded by regular contributions from employees and the Company. These plans are typically administered by boards of trustees (which include Company representatives) whose primary responsibility is to ensure that the plans meet their liabilities through contributions and investment returns. The boards of trustees have the responsibility for key investment strategy decisions.

        The accumulated contributions are invested in a diversified range of assets that are managed by third-party asset managers, in accordance with local statutory regulations, pension plan rules and the respective plans' investment guidelines, as approved by the boards of trustees.

        Plan assets are generally segregated from those of the Company and invested with the aim of meeting the respective plans' projected future pension liabilities. Plan assets are measured at fair value at the balance sheet date.

        The boards of trustees manage the assets of the pension plans in a risk-controlled manner and assess the risks embedded in the pension plans through asset/liability modeling. The projected future development of pension liabilities is assessed relative to various alternative asset allocations in order to determine a strategic asset allocation for each plan that provides a balance between risk and return. Asset/liability management studies typically take place every three years. However, the risks of the plans are monitored on an ongoing basis. The assets of the major plans are reviewed at least quarterly, while the plans' liabilities are reviewed in detail at least annually.

        The board of trustees' investment goal is to maximize the long-term returns of plan assets within specified risk parameters, while considering the future liabilities and liquidity needs of the individual plans. Risk parameters taken into account include:

  •
  the funding ratio of the plan,

  •
  the likelihood of extraordinary cash contributions being required, and

  •
  the risk embedded in each individual asset class, and the plan asset portfolio as a whole.

        The Company's investment policy is to achieve a balance between risk and return on the plans' investments through the diversification of asset classes, the use of various external asset managers and the use of differing investment styles. This has resulted in a diversified portfolio with a mix of actively and passively managed investments.

        The Company's global pension asset allocation is the result of the asset allocations of the individual plans, which are set by the respective boards of trustees. The target asset allocation of the Company's plans on a weighted-average basis is as follows:

Target percentage
Asset Class
Cash and equivalents	2
Global equities	21
Emerging markets equities	5
Global fixed income	53
Emerging markets fixed income	5
Insurance contracts	1
Private equity	2
Hedge funds	1
Real estate	9
Commodities	1

100

        The actual asset allocations of the plans are in line with the target asset allocations.

        Global and emerging markets fixed income securities include corporate bonds of companies from diversified industries and government bonds mainly from mature market issuers. Global and emerging markets equity securities primarily include investments in large-cap and mid-cap listed companies. Global equity securities represent equities listed in mature markets (mainly in the United States, Europe and Japan). Real estate investments consist largely of domestic real estate in Switzerland held in the Swiss plans. The investments in Private equity, Hedge funds and Commodities reflect a variety of investment strategies.

        Based on the above global asset allocation, the expected long-term return on assets at December 31, 2012, is 4.79 percent. The Company and the local boards of trustees regularly review the investment performance of the asset classes and individual asset managers. Due to the diversified nature of the investments, the Company is of the opinion that no significant concentration of risks exists in its pension fund assets.

        The Company does not expect any plan assets to be returned to the employer during 2013.

        At December 31, 2012 and 2011, plan assets include ABB Ltd's shares (as well as an insignificant amount of the Company's debt instruments) with a total value of $16 million and $14 million, respectively.

        The fair values of the Company's pension plan assets by asset class are presented below. For further information on the fair value hierarchy and an overview of the Company's valuation techniques applied see the "Fair value measures" section of Note 2.

	December 31, 2012
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	170	252	—	422
Global equities	2,112	77	—	2,189
Emerging markets equities	443	—	—	443
Global fixed income	1,984	3,140	—	5,124
Emerging markets fixed income	—	707	—	707
Insurance contracts	—	76	—	76
Private equity	—	—	164	164
Hedge funds	—	—	153	153
Real estate	87	—	830	917
Commodities	52	—	35	87

Total	4,848	4,252	1,182	10,282

	December 31, 2011
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset Class
Cash and equivalents	56	365	—	421
Global equities	1,717	76	—	1,793
Emerging markets equities	311	—	—	311
Global fixed income	1,921	2,838	—	4,759
Emerging markets fixed income	—	398	—	398
Insurance contracts	—	37	—	37
Private equity	—	—	177	177
Hedge funds	—	—	113	113
Real estate	73	—	741	814
Commodities	44	—	—	44

Total	4,122	3,714	1,031	8,867

        The following table represents the movements of those asset categories whose fair values use significant unobservable inputs (Level 3):

($ in millions)	Private equity	Hedge funds	Real estate	Commodities	Total Level 3
Balance at January 1, 2011	156	136	696	—	988
Return on plan assets:
Assets still held at December 31, 2011	(3)	(4)	12	—	5
Assets sold during the year	22	(6)	7	—	23
Purchases (sales)	(27)	(14)	32	—	(9)
Transfers into Level 3	29	—	2	—	31
Exchange rate differences	—	1	(8)	—	(7)

Balance at December 31, 2011	177	113	741	—	1,031

Return on plan assets:
Assets still held at December 31, 2012	4	9	15	(1)	27
Assets sold during the year	13	(7)	—	—	6
Purchases (sales)	(31)	35	40	35	79
Transfers into Level 3	—	—	9	—	9
Exchange rate differences	1	3	25	1	30

Balance at December 31, 2012	164	153	830	35	1,182

        Real estate properties are valued under the income approach using the discounted cash flow method, by which the market value of a property is determined as the total of all projected future earnings discounted to the valuation date. The discount rates are determined for each property individually according to the property's location and specific use, and by considering initial yields of comparable market transactions.

        Private equity investments include investments in partnerships and related funds. Such investments consist of both publicly-traded and privately-held securities. Publicly-traded securities that are not quoted in active markets are valued using available quotes and adjusted for liquidity restrictions. Privately-held securities are valued taking into account various factors, such as the most recent financing involving unrelated new investors, earnings multiple analyses using comparable companies and discounted cash flow analyses.

        Hedge funds are normally not exchange-traded and the shares of the funds are not redeemed daily. Depending on the fund structure, the fair values are derived through modeling techniques based on the values of the underlying assets adjusted to reflect liquidity and transferability restrictions.

Contributions

        Employer contributions were as follows:

	2012	2011	2012	2011
($ in millions)	Defined pension benefits		Other postretirement benefits
Total contributions to defined benefit pension and other postretirement benefit plans	347	305	15	16
Of which, discretionary contributions to defined benefit pension plans	83	36	—	—

        In 2012, the discretionary contributions included non-cash contributions of $42 million of available-for-sale securities to the Company's pension plans in the U.K. and the U.S.

        The Company expects to contribute approximately $286 million to its defined benefit pension plans in 2013, of which discretionary contributions are $44 million. All 2013 discretionary contributions are expected to be non-cash contributions. The Company expects to contribute approximately $20 million to its other postretirement benefit plans in 2013.

        The Company also maintains a number of defined contribution plans. The expense for these plans was $220 million, $144 million and $97 million in 2012, 2011 and 2010, respectively.

        The Company also contributed $11 million, $5 million and $30 million to multi-employer plans in 2012, 2011 and 2010, respectively.

Estimated future benefit payments

        The expected future cash flows to be paid by the Company's plans in respect of pension and other postretirement benefit plans at December 31, 2012, are as follows:

		Other postretirement benefits
($ in millions)	Pension benefits	Benefit payments	Medicare subsidies
2013	663	21	(1)
2014	664	21	(1)
2015	653	21	(1)
2016	653	21	(1)
2017	639	21	(1)
Years 2018 - 2022	3,122	105	(8)

        Medicare subsidies represent payments estimated to be received from the United States government as part of the Medicare Prescription Drug, Improvement and Modernization Act of 2003. The United States government began making the subsidy payments for employers in 2006.